EARNINGS (LOSS) PER SHARE (Components of EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	May 31, 2018	Oct. 31, 2016
Basic and diluted earnings/(loss) per share:
Net (loss)/income available to stockholders (basic)	$ (30,411)	$ 65,934
Net (loss)/income available to stockholders (diluted)	$ (30,411)	$ 65,934
Diluted earnings (loss) per share:
Weighted average number of common shares outstanding, basic (in shares)	133,357,000	125,844,000
Effect of dilutive share options (in shares)	0	637,000
Weighted average number of common shares outstanding, diluted (in shares)	133,357,000	126,481,000
Basic (loss)/earnings per share (in USD per share)	$ (0.23)	$ 0.52
Diluted (loss)/earnings per share (in USD per share)	$ (0.23)	$ 0.52
Shares cancelled (in shares)			700
Own-share lending arrangement, shares, total issued under all share lending arrangement (in shares)	11,765,142
Treasury stock (in shares)	2,347,752
5.75% senior unsecured convertible notes due 2021
Diluted earnings (loss) per share:
Own-share lending arrangement, shares, issued (in shares)	8,000,000				8,000,000
Senior unsecured convertible notes interest rate (in percentage)					5.75%
Senior Unsecured Convertible Bonds Due 2023
Diluted earnings (loss) per share:
Own-share lending arrangement, shares, issued (in shares)	3,765,142			3,765,842
Senior unsecured convertible notes interest rate (in percentage)				4.875%